Schedule of Fair Value of Liabilities Activity (Details) (USD $)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Non-interest Bearing Liabilities Schedule Of Fair Value Of Liabilities Activity 1		$ 904,000
Non-interest Bearing Liabilities Schedule Of Fair Value Of Liabilities Activity 2		0
Non-interest Bearing Liabilities Schedule Of Fair Value Of Liabilities Activity 3		8,277,000
Non-interest Bearing Liabilities Schedule Of Fair Value Of Liabilities Activity 4		919,000
Non-interest Bearing Liabilities Schedule Of Fair Value Of Liabilities Activity 5		(2,956,000)
Non-interest Bearing Liabilities Schedule Of Fair Value Of Liabilities Activity 6		(15,000)
Non-interest Bearing Liabilities Schedule Of Fair Value Of Liabilities Activity 7		(221,000)
Non-interest Bearing Liabilities Schedule Of Fair Value Of Liabilities Activity 8		0
Non-interest Bearing Liabilities Schedule Of Fair Value Of Liabilities Activity 9		(548,000)
Non-interest Bearing Liabilities Schedule Of Fair Value Of Liabilities Activity 10		0
Non-interest Bearing Liabilities Schedule Of Fair Value Of Liabilities Activity 11		5,456,000
Non-interest Bearing Liabilities Schedule Of Fair Value Of Liabilities Activity 12		904,000
Non-interest Bearing Liabilities Schedule Of Fair Value Of Liabilities Activity 1	5,456,000
Non-interest Bearing Liabilities Schedule Of Fair Value Of Liabilities Activity 2	904,000
Non-interest Bearing Liabilities Schedule Of Fair Value Of Liabilities Activity 3	527,000
Non-interest Bearing Liabilities Schedule Of Fair Value Of Liabilities Activity 4	8,277,000
Non-interest Bearing Liabilities Schedule Of Fair Value Of Liabilities Activity 5	487,000
Non-interest Bearing Liabilities Schedule Of Fair Value Of Liabilities Activity 6	(2,956,000)
Non-interest Bearing Liabilities Schedule Of Fair Value Of Liabilities Activity 7	(3,931,000)
Non-interest Bearing Liabilities Schedule Of Fair Value Of Liabilities Activity 8	(221,000)
Non-interest Bearing Liabilities Schedule Of Fair Value Of Liabilities Activity 9	(2,539,000)
Non-interest Bearing Liabilities Schedule Of Fair Value Of Liabilities Activity 10	(548,000)
Non-interest Bearing Liabilities Schedule Of Fair Value Of Liabilities Activity 11	0
Non-interest Bearing Liabilities Schedule Of Fair Value Of Liabilities Activity 12	$ 5,456,000